Unrecognized Tax Benefits Excluding Interest Correlative Effects and Indirect Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits at beginning of year	$ 9,288	$ 11,011	$ 16,722
Gross increases - tax positions in prior years	19,434	1,217	19,619
Gross decreases - tax positions in prior years	(13,876)	(1,510)	(3,258)
Gross increases - tax positions in current year	1,555	6,274	6,462
Gross decreases - tax positions in current year		(4,625)	(5,135)
Settlements with taxing authorities	(1,021)	(3,079)	(12,573)
Lapse of statute of limitations			(10,826)
Unrecognized tax benefits at end of year	$ 15,380	$ 9,288	$ 11,011